Plan Status of U.S. Plan, Non-U.S. Plan, and supplemental Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 827.9	$ 918.0
Projected Benefit Obligation	919.7	1,030.4	904.6
Plan Assets at Fair Value	1,342.1	1,277.7	1,094.1
Funded Status at end of year	422.4	247.3
Weighted-Average Assumptions:
Discount Rates	5.00%	4.25%
Rate of Increase in Compensation Level	4.25%	4.02%
Expected Long-Term Rate of Return on Assets	7.75%	7.75%
Non U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	164.7	158.1
Projected Benefit Obligation	164.7	158.1	127.1
Plan Assets at Fair Value	148.5	133.9	123.3
Funded Status at end of year	(16.2)	(24.2)
Weighted-Average Assumptions:
Discount Rates	4.31%	4.42%
Expected Long-Term Rate of Return on Assets	4.84%	4.76%
Supplemental Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	89.8	98.9
Projected Benefit Obligation	101.5	106.4	100.3
Funded Status at end of year	$ (101.5)	$ (106.4)
Weighted-Average Assumptions:
Discount Rates	5.00%	4.25%
Rate of Increase in Compensation Level	4.25%	4.02%